Debt		9 Months Ended
	Jan. 12, 2020	Sep. 30, 2021
Debt Disclosure [Abstract]
Debt

4. Debt

Convertible Debentures

On April 15, 2015, the Company issued a convertible debenture with the principal amount of $100,000 to HGT Capital, LLC (“HGT”), a non-related party. During the quarter ended June 30, 2015, the Company received the first $50,000 in payment. The remaining $50,000 payment would be made at the request of the borrower. No additional payments have been made as of September 30, 2018. Under the terms of the debentures, the amount was unsecured and was due on October 16, 2016. The note is currently in default and bears an interest of 22% per annum. It was convertible into shares of common stock any time after the maturity date at a conversion rate of 50% of the average of the five lowest closing bid prices of the Company’s common stock for the thirty trading days ending one trading day prior to the date the conversion notice was sent by the holder to the Company. On September 21, 2018, the Company entered into a modification agreement with HGT with respect to the convertible promissory note which has a balance of $107,238. Pursuant to such modification agreement, all defaults were waived and it was agreed that such note will convert at a 25% discount to the market rather than the default rate. HGT also agreed to certain sale restrictions which limit the amount of shares that they can sell in any month for the next three months. HGT also agreed to dismiss, with prejudice, the lawsuit that it had filed against the Company. On November 29, 2018, HGT converted $6,978 of a convertible note into 1,655,594 shares of the Company’s common stock. On August 17, 2020, HGT converted $5,833 of notes into 2,645,449 shares of the Company’s common stock. On September 9, 2020, HGT converted $11,822 of notes into 2,775,076 shares of the Company’s common stock. On November 11, 2020, HGT converted $25,239 of notes into 2,911,055 shares of the Company’s common stock. On December 18, 2020, HGT converted $40,126 of notes into 3,053,696 shares of the Company’s common stock. As of December 31, 2020, the remaining note balance was $17,240.

The Company entered into a line of credit agreement (“Line Of Credit”) with ViaOne on September 27, 2018 (the “Effective Date”). This Line of Credit dated as of, was entered into by and between the Company and ViaOne. The Company had an immediate need for additional capital and asked ViaOne to make a new loan(s) in an initial amount of $25,000 on the Effective Date (the “New Loan”). The Company may need additional capital and ViaOne has agreed pursuant to this Line of Credit to provide for additional advances, although ViaOne shall have no obligation to make any additional loans. Any further New Loans shall be memorialized in a promissory note with substantially the same terms as the New Loan and shall be secured by all of the assets of the Company. On or before the Effective Date, the Company may request in writing to ViaOne that it loan the Company additional sums of up to $250,000 and within five days of such request(s), ViaOne shall have the right, but not an obligation, to make additional loans to the Company and the Company shall in turn immediately issue a note in the amount of such loan. In consideration for making the New Loan, the Company entered into a security agreement whereby ViaOne received a senior security interest in all of the assets of the Company.

5. Debt

Convertible Debentures

On April 15, 2015, the Company issued a convertible debenture with the principal amount of $100,000 to HGT Capital, LLC (“HGT”), a non-related party. During the quarter ended June 30, 2015, the Company received the first $50,000 in payment. The remaining $50,000 payment would be made at the request of the borrower. No additional payments have been made as of September 30, 2018. Under the terms of the debentures, the amount was unsecured and was due on October 16, 2016. The note is currently in default and bears interest of 22% per annum. It was convertible into shares of common stock any time after the maturity date at a conversion rate of 50% of the average of the five lowest closing bid prices of the Company’s common stock for the thirty trading days ending one trading day prior to the date the conversion notice was sent by the holder to the Company. On September 21, 2018, the Company entered into a modification agreement with HGT with respect to the convertible promissory note which has a balance of $107,238. Pursuant to such modification agreement, all defaults were waived and it was agreed that such note will convert at a 25% discount to the market rather than the default rate. HGT also agreed to certain sale restrictions which limit the number of shares that they can sell in any month for the next three months. HGT also agreed to dismiss, with prejudice, the lawsuit that it had filed against the Company. On November 29, 2018, HGT converted $6,978 of a convertible note into 1,655,594 shares of the Company’s common stock. On August 17, 2020, HGT converted $5,833 of notes into 2,645,449 shares of the Company’s common stock. On September 9, 2020, HGT converted $11,822 of notes into 2,775,076 shares of the Company’s common stock. On November 11, 2020, HGT converted $25,239 of notes into 2,911,055 shares of the Company’s common stock. On December 18, 2020, HGT converted $40,126 of notes into 3,053,696 shares of the Company’s common stock. On June 25, 2021, HGT converted the remaining note balance of $17,240 into 1,257,476 shares of the Company’s common stock.

On September 30, 2021, the Company and ViaOne Services, LLC entered into a revolving convertible promissory note (the “Revolving Note”). The Company agrees to pay ViaOne the principal sum of $1,000,000 or such a smaller amount as ViaOne may advance to the Company from time to time under the Revolving Note, which is subject to a simple interest rate of 8% per annum and will expire earlier on demand or the third anniversary of the Original Issue Date. The Revolving Note (and any unpaid interest or liquidated damages amount) may be converted into shares of Common Stock at a conversion price of eighty-five percent (85%) of the VWAP for the five (5) trading days immediately prior to the date of the notice of conversion.

On September 30, 2021, the Company entered into a new Employee Services Agreement with ViaOne effective as of September 1, 2021 (the “Effective Date”). For a monthly management fee of $42,000 (the “Monthly Management Fee”), ViaOne shall provide to the Company services related to Company’s human resources, payroll, marketing, advertising, accounting, and financial services for a period of one year beginning on the Effective Date and automatically renewing for successive terms of one year each unless either party provides 90 days’ notice. ViaOne has the right to convert part or all of the Monthly Management Fee into shares of the Company’s common stock, par value $0.001 per share at a Conversion Rate equal to 125% of the Conversion Amount, divided by the Conversion Price. The Conversion Price means, with respect to Management Fee, 85% of the volume weighted average price (“VWAP”) for the 5 trading days immediately prior to the date of the notice of conversion.